Subsequent Events (Details)														1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 05, 2026 $ / shares shares	Jul. 06, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Feb. 26, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 17, 2026 shares	Jan. 15, 2026 USD ($) $ / shares shares	Jan. 02, 2026 shares	Jan. 01, 2026 USD ($) shares	Nov. 28, 2025 USD ($)	Sep. 26, 2025	Aug. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Feb. 28, 2026 shares	Feb. 04, 2026 shares	Feb. 28, 2025 shares	Mar. 31, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 20, 2026 shares	May 17, 2026 $ / shares	Nov. 25, 2025 $ / shares	Nov. 13, 2025 $ / shares	Sep. 04, 2025 $ / shares	Jul. 30, 2025 shares	Nov. 13, 2024 $ / shares	Nov. 08, 2024 $ / shares	Oct. 24, 2024 shares
Subsequent Events (Details) [Line Items]
Common stock, shares issued																		758,660	152,206
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001					$ 0.0001	$ 0.0001
Shares authorized (in Shares)													150,000,000					150,000,000	150,000,000
Preferred stock, shares authorized													15,000,000					15,000,000	15,000,000
Obligation | $																			$ 16,000,000
Aggregate units				200
Shares issued price per share | $ / shares																					$ 55.375
Gross proceeds | $										$ 172,500,000
Investments | $				$ 10,000,000
Sale of price, per share | $ / shares				$ 1														$ 456.25								$ 2.39
Consecutive days				10 days
Preferred stock stated value													0					200	0
Warrant exercisable share																									50,000,000
Exercise price | $ / shares												$ 4.4															$ 2
Purchase price percentage					7.50%
Business days											10 years	10 years
Shares of common stock														5,512				14,800
Convertible Value | $							$ 3,250,000
Bearing percentage							6.00%
Fixed price | $ / shares							$ 250,000
Beneficially owned percentage							4.99%												4.99%
Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001
Beneficial ownership percentage																		9.90%	9.90%
Warrant exercisable share																		1	1
Exercise price | $ / shares																		$ 2.13	$ 0.0125
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Filing days																		45 days
Registration Rights Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage																		1.50%
Mr. Shalom [Member]
Subsequent Events (Details) [Line Items]
Bonus | $																			$ 250,000,000
Receive base salary | $									$ 60,000
Percentage of base salary									50.00%
Shares received									2,000
Grants receivable | $									$ 175,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Shares authorized (in Shares)																												150,000,000
Market trading value | $				$ 900,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Shares authorized (in Shares)																												40,000,000
Market trading value | $				$ 900,000
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock stated value																			50,000
Redeemable price percentage																		105.00%	105.00%
Beneficial ownership percentage																		9.90%	9.90%
Preferred stock votes																		10,000	10,000
Liquidation preference | $																		$ 50,000,000	$ 50,000,000
Nimbus Drones Technologies and Marketing Ltd [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage							100.00%
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Sale of price, per share | $ / shares																		$ 10				$ 10
Percentage of gross proceeds raised in private placement					3.50%
Private Placement [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price | $ / shares																			$ 15,957
Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																			2.13
Exercise price | $ / shares																			$ 0.0001
Shares of common stock																83,333
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued	66,928,688
Description of stockholders voted on proposal at annual meeting	The stockholders voted on and approved the following proposals at the Annual Meeting: 1. Election of four directors to hold office until the 2027 annual meeting of stockholders of the Company and until their respective successors have been duly elected and qualified. The Company’s nominees were Menachem Shalom, Shiran Fridman, Tomer Nagar and Asaf Nachum. 2. Ratification of the appointment of Somekh Chaikin, a member firm of KPMG International, as the Company’s independent external auditors for the fiscal year ending December 31, 2026 and to authorize the Company’s Board of Directors to fix their remuneration. 3. Approval and adoption of the 2026 Evergreen Equity Incentive Plan and the initial authorization of 176,000 post-split shares of common stock for issuance thereunder, with such number to increase 8% annually.
Percentage of outstanding equity			100.00%														100.00%
Termination, obligation | $			$ 16,000,000
Indebtedness | $			$ 16,000,000
Aggregate units				200
Gross proceeds | $				$ 10,000,000
Investments | $				$ 10,000,000
Sale of price, per share | $ / shares				$ 1
Consecutive days				10 days
Convertible Value | $							$ 3,250,000,000
Bearing percentage							6.00%
Fixed price | $ / shares							$ 2
Converted shares						1,625,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Filing days					45 days
Subsequent Event [Member] | Registration Rights Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase price percentage					1.50%
Subsequent Event [Member] | Mr. Shalom [Member]
Subsequent Events (Details) [Line Items]
Receive base salary | $									$ 60,000,000
Percentage of base salary									50.00%
Shares received									250,000
Grants receivable | $									$ 175,000,000
Business days									30 days
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Market trading value | $				$ 900,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Market trading value | $				$ 900,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued				1
Shares issued price per share | $ / shares				$ 0.0001
Subsequent Event [Member] | Nimbus Drones Technologies and Marketing Ltd [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage							100.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Purchase price | $				$ 50,000,000
Purchase price percentage					7.50%
Percentage of gross proceeds raised in private placement					3.50%
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate units				400
Purchase price | $				$ 20,000,000,000
Acquisition of Project 35 [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity acquired		60.00%
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																							$ 0.0001
Shares of common stock													200,000	24,800	6,945		2,439 [1]
Common Stock [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																								$ 0.0001
Exercise price | $ / shares				$ 0.0001														$ 0.01
Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Convertible shares (in Shares)																		23,474	23,474
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued	126,311,902
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized (in Shares)																				150,000,000
Shares issued price per share | $ / shares				$ 0.0001
Shares of common stock							1,850,000	73,170
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares authorized																				15,000,000
Acquisition of Project 35 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Obligation to investment for next twelve months (in Dollars) | $		$ 2,500
Acquisition of Project 35 [Member] | Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount | $		$ 1,250
Debt instrument bear interest rate		12.00%
Due date		Jul. 05, 2027
Acquisition of Project 35 [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued		168,479
Ordinary shares issued for consideration		60

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).